Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table summarizes compensation paid to the Company’s principal executive officer (“PEO”) as set forth in the Summary Compensation Table, compensation actually paid to the PEO, average compensation paid to the Company’s Non-PEO Named Executive Officers as set forth in the Summary Compensation Table, and average compensation actually paid to the Company’s Non-PEO Named Executive Officers, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (in thousands)
2024	$1,060,500	$1,063,632	$471,250	$471,250	$140.00	$13,598
2023	$741,000	$758,973	$164,792	$161,329	$103.00	$13,295
2022	$676,000	$632,395	$220,000	$198,456	$46.00	$6,651

(1)

For 2024, 2023 and 2022, the PEO was Brian E. Powers. In 2024, the Non-PEO Named Executive Officers included only Jeffrey J. Salay. In 2023, the Non-PEO Named Executive Officers included John P. Daly (from January to May 2023) and Jeffrey J. Salay (from May to December 2023). In 2022, the Non-PEO Named Executive Officers included only John P. Daly.

(2)	The tables below detail the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts.
(3)	Represents cumulative shareholder total return (assuming reinvestment of dividends) on $100 invested on December 31, 2021 through December 31, 2024 in the Company’s Class A Common Shares.

PEO Total Compensation Amount	$ 1,060,500	$ 741,000	$ 676,000
PEO Actually Paid Compensation Amount	$ 1,063,632	758,973	632,395
Adjustment To PEO Compensation, Footnote

The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the years indicated:

Year	Summary Compensation Table Total	(Deductions) From Summary Compensation Table Total (1)	Additions to Summary Compensation Table Total (2)	Compensation Actually Paid
2024	$1,060,500	$(310,500)	$313,632	$1,063,632
2023	$741,000	$(116,000)	$133,973	$758,973
2022	$676,000	$(201,000)	$157,395	$632,395

(1)	Represents the grant date fair value of equity-based awards granted in the applicable year.
(2)

Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year presented. The equity component of compensation actually paid for each year is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	$ 471,250	164,792	220,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 471,250	161,329	198,456
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the Non-PEO Named Executive Officers Average Summary Compensation Table total to Average Compensation Actually Paid for the years indicated:

Year	Average Summary Compensation Table Total	(Deductions) From Average Summary Compensation Table Total (1)	Additions to Average Summary Compensation Table Total (2)	Average Compensation Actually Paid
2024	$471,250	$(86,250)	$86,250	$471,250
2023	$164,792	$(3,463)	$0	$161,329
2022	$220,000	$(45,000)	$23,456	$198,456

(1)

Represents the average grant date fair value of equity-based awards granted in the applicable year as well as the fair value at the end of the prior year for awards that failed to meet the applicable time-based vesting conditions.

(2)

Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each year presented. The equity component of average compensation actually paid for each year is further detailed in the supplemental table below.

Total Shareholder Return Amount	$ 140	103	46
Net Income (Loss)	$ 13,598	13,295	6,651
Equity Awards Adjustments, Footnote

The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the years indicated:

Year	Addition of Fair Value of Current Year Equity Awards at Grant Date (no-vesting conditions) or at Fiscal Year End (for unvested awards)	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$310,500	$0	$3,132	$313,632
2023	$116,000	$16,335	$1,638	$133,973
2022	$171,930	$(14,535)	$0	$157,395

The following table includes supplemental data for the additions and deductions resulting in the equity component of Jeffrey J. Salay's (a Non-PEO Named Executive Officer) Compensation Actually Paid for the years indicated:

Year	Addition of Fair Value of Current Year Equity Awards at Grant Date (no-vesting conditions)	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$86,250	$0	$0	$86,250
2023	$0	$0	$0	$0
2022	$0	$0	$0	$0

The following table includes supplemental data for the additions and deductions resulting in the equity component of John P. Daly's (a Non-PEO Named Executive Officer) Average Compensation Actually Paid for the years indicated:

Year	Addition of Fair Value of Current Year Equity Awards at Grant Date (no-vesting conditions) or at Fiscal Year End (for unvested awards)	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	(Deductions) for the prior year-end fair value of awards that failed to meet the applicable time-based vesting conditions	Equity Value Included in Average Compensation Actually Paid
2024	$0	$0	$0	$0	$0
2023	$0	$0	$0	$(6,925)	$(6,925)
2022	$28,850	$(5,394)	$0	$0	$23,456

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (310,500)	(116,000)	(201,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,632	133,973	157,395
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,500	116,000	171,930
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	16,335	(14,535)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,132	1,638	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,250)	(3,463)	(45,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,250	0	23,456
Non-PEO NEO | Jeffrey Salay [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,250	0	0
Non-PEO NEO | Jeffrey Salay [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,250	0	0
Non-PEO NEO | Jeffrey Salay [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Jeffrey Salay [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | John Daly [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,925)	23,456
Non-PEO NEO | John Daly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	28,850
Non-PEO NEO | John Daly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(5,394)
Non-PEO NEO | John Daly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | John Daly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (6,925)	$ 0